Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Assets
Cash	$ 490,049	$ 581,710	$ 460,312
Securities (note 4)	134,178	80,923	160,136
Credit assets, net of allowance for credit losses (note 5)	6,161,542	5,066,378	4,778,316
Property and equipment	28,267	23,936	24,104
Goodwill	12,301	12,301	12,301
Intangible assets	7,386	10,560	10,838
Other assets (note 6)	41,515	32,667	31,482
Assets	6,875,238	5,808,475	5,477,489
Liabilities and Shareholders' Equity
Deposits	5,909,865	4,860,863	4,627,410
Subordinated notes payable (note 7)	103,793	103,516	102,148
Other liabilities (note 8)	296,015	311,423	219,789
Liabilities	6,309,673	5,275,802	4,949,347
Shareholders' equity:
Share capital (note 9)	334,898	325,910	326,040
Contributed surplus	1,025	2,473	2,540
Retained earnings	229,972	203,728	200,409
Accumulated other comprehensive income (loss), net of taxes	(330)	562	(847)
Equity	565,565	532,673	528,142
Equity and liabilities	$ 6,875,238	$ 5,808,475	$ 5,477,489